SCHEDULE OF AUTHORIZED SHARE CAPITAL (Details) shares in Thousands, $ in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2022 USD ($) shares		Jun. 30, 2022 CAD ($) shares	Dec. 31, 2021 USD ($) shares		Dec. 31, 2021 CAD ($) shares
Opening balance, shares		33,763		33,763	32,339		32,339
Opening balance | $		$ 138,961			$ 136,199
Shares issued on exercise of stock options, shares					15		15
Shares issued on exercise of stock options | $					$ 54
Shares issued on exercise of RSUs and DSUs, shares		32		32	281		281
Shares issued on exercise of RSUs and DSUs | $		$ 112			$ 970
Value of shares issued in asset acquisition, shares	[1]				232		232
Value of shares issued in asset acquisition | $	[1]				$ 305
Shares issued to settle interest on convertible debentures, shares	[2]	1,388		1,388	896		896
Shares issued to settle interest on convertible debentures		$ 694	[2]	$ 888	$ 1,433	[2]	$ 1,791
Ending balance, shares		35,183		35,183	33,763		33,763
Ending balance | $		$ 139,767			$ 138,961

[1]	In accordance with the Globex Agreement (Note 5), the Company issued 65,657 common shares (valued at C$325 or $246) on September 21, 2020 and 232,240 common shares (valued at C$385 or $305) on September 22, 2021.
[2]	The Company elected to pay the June 30, 2021, December 31, 2021, and June 30, 2022 interest payments on the Debentures (Note 7) in common shares valued at C$888 ($727), C$903 ($706), and C$888 ($694), respectively.